December 6, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	BlackRock MuniYield New Jersey Fund, Inc.
(811-06570) Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of BlackRock MuniYield New Jersey Fund, Inc., we are enclosing herewith for filing a Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) in connection with a special meeting of shareholders of the Fund. The Preliminary Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0501 or Tom DeCapo at (617) 573-4814.

Best regards,

/s/ Laura N. Ferrell

Laura N. Ferrell